ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Tables)	3 Months Ended
Dec. 31, 2025
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
Schedule of accounts payable and accrued liabilities

	December 31,	September 30,
	2025	2025
Trade accounts payable	$614,988	$760,157
Accrued liabilities	150,569	740,472
Accrued interest (1)	1,086,245	816,493
	$1,851,802	$2,317,122
(1)	Includes $682,800 of accrued interest on the Unsecured Credit Facility (Note 10), $18,213 related to the Kamino Facility (Note 10), $385,232 related to the convertible debentures (Note 11).